CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
0.00%	EXCHANGE TRADED FUND
0.00%	HIGH YIELD BONDS
	iShares Fallen Angels USD Bond ETF	1	$27
0.00%	TOTAL EXCHANGE TRADED FUND		27
96.62%	DEBT SECURITIES
30.25%	ASSET BACKED BONDS
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	5,250	5,204
	Allegro CLO Ltd. 01/19/2033 6.517%^ 144A	470,000	472,256
	(CME Term SOFR 3 Month + 1.900%)
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	384,877	382,344
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	195,477	194,555
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	805,309	804,705
	Aqua Finance Trust 07/17/2046 1.900% 144A	183,649	173,934
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770%^ 144A	450,000	447,682
	((CME Term SOFR 1 Month + 0.114%) + 0.720%)
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	501,164
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	144,899	144,276
	Atlas Senior Loan Fund 04/22/2031 6.493%^ 144A	516,000	522,656
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	603,981
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	900,000	897,089
	Benefit Street Partners CLO Ltd. 07/15/2037 5.836%^ 144A	893,000	892,911
	(CME Term SOFR 3 Month + 1.180%)
	Bluemountain CLO 10/20/2030 6.479%^ 144A	480,000	486,720
	(ICE LIBOR USD 3 Month + 1.600%)
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	246,626
	Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,055,065
	CarNow Auto Receivables Trust 03/15/2027 2.250%^ 144A	394,115	391,881
	((CME Term SOFR 3 Month + 0.262%) + 1.870%)
	Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	438,488
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	217,177	214,821
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	61,841	59,222
	Carvana Auto Receivables Trust 03/10/2028 1.070%	112,760	108,393

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value

Carvana Auto Receivables Trust 03/10/2028 0.970%	143,972	$139,812
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,005,502
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	165,860	166,233
COMM Mortgage Trust 09/15/2033 6.870%^ 144A	55,000	13,387
(ICE LIBOR USD 1 Month + 2.177%)
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	875,374
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	115,243	115,244
CPS Auto Trust 10/15/2029 7.140% 144A	900,000	917,572
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	326,754
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,801,148
Crossroads Asset Trusts 08/20/2030 5.900% 144A	238,218	241,122
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	576,000	569,711
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 02/16/2027 1.500% 144A	570,630	564,770
DT Auto Owner Trust 05/17/2027 1.310% 144A	744,394	724,988
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	450,000	437,655
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	776,607
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,122,337	1,095,739
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,018,467	993,785
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,130,000	1,111,706
Exeter Automobile Receivables Trust 07/17/2028 4.560%	483,750	482,038
Federal Home Loan Mortgage Corp. 01/25/2034 6.219%^ 144A	37,680	37,935
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.969%^ 144A	100,000	102,928
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.069%^ 144A	1,250,000	1,272,583
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.369%^ 144A	506,831	512,114
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 6.069%^ 144A	1,000,000	1,005,951
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 11/25/2041 6.369%^ 144A	477,000	481,468
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.569%^ 144A	500,000	533,654
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.969%^ 144A	1,400,000	1,433,029
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 8.069%^ 144A	500,000	522,736

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value

(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.819%^ 144A	250,000	$269,311
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.660%^ 144A	762,936	773,949
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2042 7.469%^ 144A	586,000	606,874
(United States 30 Day Average SOFR + 2.900%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.660%^ 144A	1,051,051	1,067,645
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	710,691	16,374
Federal Home Loan Mortgage Corp. 05/25/2042 6.769%^ 144A	1,267,675	1,287,813
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.569%^ 144A	513,734	520,310
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2042 11.319%^ 144A	1,000,000	1,123,660
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.569%^ 144A	1,166,735	1,173,580
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.719% 144A	438,754	442,910
Federal Home Loan Mortgage Corporation 01/25/2042 6.419%^ 144A	650,000	659,239
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 01/25/2031 8.933%^	534,000	585,719
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 6.869%^ 144A	323,632	331,128
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 6.119%^ 144A	275,625	276,899
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 6.069%^ 144A	870,078	874,244
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	22,139,981	41,933
Federal National Mortgage Assoc. 12/25/2032 2.000%	67,859	62,737
Federal National Mortgage Assoc. 12/25/2041 6.469%^ 144A	250,000	253,564
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 6.219%^ 144A	1,000,000	1,010,279
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.960%^ 144A	718,722	738,800
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	15,366,207	50,524
Federal National Mortgage Assoc. 02/25/2047 0.114%	15,310,395	37,909

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value

Federal National Mortgage Assoc. 04/25/2042 7.569%^ 144A	1,000,000	$1,036,442
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2042 6.469%^ 144A	688,388	693,118
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 7.069%^ 144A	499,537	508,749
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 7.319%^ 144A	550,608	565,306
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.510%^ 144A	562,758	581,447
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.460%^ 144A	297,057	300,038
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 8.169%^ 144A	2,110,000	2,224,985
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 7.119%^ 144A	1,141,876	1,172,548
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.269%^ 144A	253,508	254,427
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	333,748	48,922
Federal National Mortgage Assoc. 09/25/2042 7.060%^ 144A	307,949	314,071
(United States 30 Day Average SOFR + 2.500%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	45,430	45,348
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	483,127
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	414,000	407,041
Foursight Cap. Automobile Rec'ls Trust 05/15/2028 3.070% 144A	400,000	392,071
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	7,663	7,663
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	292,500	290,854
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	569,074	568,885
Government National Mortgage Assoc. 10/20/2052 5.000%	847,888	839,382
Government National Mortgage Assoc. 11/20/2051 3.000%	7,984,759	1,323,314
Halcyon Loan Advisors Funding 07/21/2031 6.679%^ 144A	467,000	476,340
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.800%^ 144A	388,979	385,089
(ICE LIBOR USD 1 Month + 2.150%)
ICG US CLO Ltd. 01/15/2031 7.363%	470,000	471,786
Jamestown CLO 04/20/2032 6.467%^ 144A	480,000	483,312
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%	177,900	177,512
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	494,410

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value

LAD Auto Receivables Trust 06/15/2027 5.930% 144A	109,635	$109,911
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	285,555	292,854
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	416,713	421,053
Libra Solutions LLC 02/15/2035 7.000% 144A	50,820	50,903
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	110,353	111,394
Lobel Automobile Receivables Trust 07/15/2026 6.970% 144A	23,304	23,319
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	240,708	233,151
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	449,832	460,735
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	444,186
Polus Capital Management 10/20/2037 5.882%^ 144A	900,000	901,620
(CME Term SOFR 3 Month + 1.250%)
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	370,622	366,409
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	781,409	624,059
Research-Driven Pagaya 03/25/2032 7.540% 144A	162,793	165,091
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	453,803
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	242,353
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	135,806	135,574
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	700,486	691,176
Saratoga Investment Corp. 04/20/2033 6.679%^ 144A	450,000	452,025
((CME Term SOFR 3 Month + 0.261%) + 1.700%)
SCF Equipment Trust LLC 11/20/2031 3.790% 144A	500,000	480,904
Seashine Holding, LLC 05/20/2025 6.000% 144A	760,536	754,383
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	115,392	112,716
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.935%^ 144A	888,000	907,003
(ICE LIBOR USD 3 Month + 2.150%)
Sotheby’s Artfi Master Trust 12/22/2031 5.854%^ 144A	480,000	480,590
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 6.644%^ 144A	470,000	475,640
(ICE LIBOR USD 3 Month + 1.750%)
TCW CLO 2019-1 AMR Ltd. 08/16/2034 5.625%^ 144A	240,000	240,312
(ICE LIBOR USD 3 Month + 1.000%)
Towd Point HE Trust 02/25/2063 6.875% 144A	222,228	222,279
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	360,000	365,180
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	424,586
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	105,937	103,471
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	650,000	610,714
United Auto Credit Securitization Trust 04/10/2029 10.000%^ 144A	400,000	220,495
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Upstart Securitization Trust 06/20/2033 7.920% 144A	450,000	459,968

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

	ASSET BACKED BONDS Continued	Shares	Value

	Upstart Structured PassThroug 11/15/2030 7.010% 144A	8,709	$8,714
	Velocity Commercial Capital 11/25/2053 7.670% 144A	143,805	147,090
	Venture CDO Ltd. 07/15/2032 6.788%^ 144A	900,000	903,690
	(ICE LIBOR USD 3 Month + 1.870%)
	Veros Auto Receivables Trust 11/15/2028 7.120% 144A	555,281	558,209
	Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	848,297
	Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,350,000	1,361,424
	(CME Term SOFR 3 Month +4.233610%)
	Verus Securitization Trust 11/25/2059 3.192%^ 144A	180,125	178,201
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.256%)
	Voya CLO Ltd. 10/15/2037 5.851%^ 144A	1,125,000	1,126,125
	(CME Term SOFR 3 Month + 1.140%)
	Voya CLO Ltd. 10/18/2031 6.594%^ 144A	737,436	751,005
	(ICE LIBOR USD 3 Month + 1.700%)
	Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 5.173%^	388,138	375,195
	(ICE LIBOR USD 1 Month + 0.360%)
	Westlake Automobile Receivable 01/15/2027 6.230% 144A	415,371	417,127
	Westlake Automobile Receivable 03/15/2027 3.490% 144A	324,800	321,992
	Winwater Mortgage Loan Trust 01/20/2046 3.778% 144A	126,230	118,161
	X-Caliber Funding LLC 11/01/2024 7.810%^ 144A	800,000	800,974
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	450,000	452,266
	Zais CLO 11 Ltd. 01/20/2032 6.407%^ 144A	470,000	472,209
	(CME Term SOFR 3 Month + 1.790%)
	Zais CLO 15 Ltd. 07/28/2037 5.867%^ 144A	1,900,000	1,902,470
	(CME Term SOFR 3 Month + 1.250%)
	Zais Matrix CDO I 04/15/2032 6.656%^ 144A	480,000	484,368
	((CME Term SOFR 3 Month + 0.262%) + 2.150%)

30.25%	TOTAL ASSET BACKED BONDS		78,322,480
22.24%	CORPORATE BONDS
1.02%	Communication Services
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	586,511
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	516,756
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,029,301
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	91,905
	Corning, Inc. 03/15/2037 4.700%	200,000	184,047

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

Communication Services Continued	Shares	Value
Factset Research Systems 03/01/2027 2.900%	250,000	$240,101
		2,648,621
3.32% Consumer Discretionary
AutoNation, Inc. 03/01/2032 3.850%	1,000,000	896,293
AutoNation, Inc. 08/01/2031 2.400%	1,000,000	825,072
BorgWarner, Inc. 02/15/2029 7.125%	400,000	425,156
General Motors Financial Co. 01/12/2032 3.100%	1,000,000	856,028
General Motors Financial Co. 01/08/2031 2.350%	250,000	209,093
Hasbro, Inc. 07/15/2028 6.600%	700,000	726,912
Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	464,831
Lear Corp. 05/30/2030 3.500%	1,000,000	912,504
Lowe's Companies, Inc. 04/01/2052 4.250%	500,000	390,218
MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	941,874
Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	939,828
Toll Bros Finance Corp. 03/15/2027 4.875%^	1,000,000	999,164
(US Treasury Yield Curve Rate Constant Maturity 1 Year +1.600%)
		8,586,973
1.13% Consumer Staples
AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	90,000	85,506
((CME Term SOFR 1 Month + 0.046%) + 2.427%)
Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	893,535
PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	90,000	86,670
Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	892,328
Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	863,978
Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	97,582
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
		2,919,599
3.29% Energy
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	472,832
Apache Corp. 12/15/2029 7.750%	133,000	142,872
Enbridge Energy LP 10/01/2028 7.125%	500,000	526,820
Energen Corp. 02/15/2028 7.125%^	475,000	494,242
((CME Term SOFR 3 Month + 0.262%) + 1.750%)
Energy Transfer LP Perpetual 6.625%	400,000	393,390
HF Sinclair Corp. 02/01/2028 5.000%	400,000	395,124
Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,067,549

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

Energy Continued	Shares	Value
ONEOK, Inc. 09/01/2029 3.400%	1,000,000	$929,783
Phillips 66 Partners LP 03/01/2028 3.750%	549,000	511,569
Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,067,373
Plains All American Pipeline LP 09/15/2030 3.800%	250,000	231,995
Targa Resources Partners LP 03/01/2030 5.500%	500,000	501,572
TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	921,344
Valero Energy Corp. 12/01/2031 2.800%	1,000,000	852,891
		8,509,356
5.13% Financials
Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,105,628
American Express Co. Perpetual 3.550%	500,000	480,590
ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,673,502
Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	927,301
Banco Santander SA 12/03/2030 2.749%	250,000	211,712
Banco Santander SA 03/24/2028 4.175%	200,000	195,845
Bank of America Corp. Perpetual 4.375%	625,000	601,776
Barclays plc 05/16/2029 4.972%	250,000	247,596
Blackstone Private Credit Fund 12/15/2026 2.625%	250,000	238,236
Blue Owl Capital Corp. 06/11/2028 2.875%	250,000	227,357
Charles Schwab Corp. Perpetual 5.000%	500,000	485,381
Citigroup, Inc. 03/31/2031 4.412%^	250,000	240,291
(ICE LIBOR USD 3 Month +1.902%)
Crown Castle, Inc. 03/15/2027 2.900%	250,000	240,023
EPR Properties 04/15/2028 4.950%	360,000	353,854
Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	979,700
First Citizens Bancshare Perpetual 8.592%	500,000	512,584
The Goldman Sachs Group, Inc Perpetual 4.125%	500,000	477,864
Keycorp 05/23/2025 5.667%	400,000	400,357
Lloyds Banking Group plc 03/18/2026 3.511%	450,000	448,393
NatWest Group plc 05/18/2029 4.892%	500,000	494,924
SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	393,191
SLM Corp. 10/29/2025 4.200%^	90,000	89,195
((CME Term SOFR 1 Month + 0.046%) + 2.277%)
Societe Generale SA 11/24/2025 4.750% 144A	250,000	248,649
Synchrony Bank 08/22/2025 5.400%	400,000	400,490
Transamerica Capital II 12/01/2026 7.650%^ 144A	675,000	688,115
(ICE LIBOR USD 1 Month + 0.720%)
Truist Financial Corp. Perpetual 5.100%^	500,000	483,282

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

Financials Continued	Shares	Value
(US Treasury Yield Curve Rate Constant Maturity 5 Year +4.550%)
Weyerhaeuser Co. 03/09/2033 3.375%	500,000	$434,109
		13,279,945
1.89% Government
Federal Home Loan Bank 04/20/2029 4.000%^	5,000,000	4,905,040
(Prime - 0.700%)
		4,905,040
4.11% Industrials
Avnet, Inc. 06/01/2032 5.500%	1,000,000	979,743
Berry Global, Inc. 07/15/2027 5.625% 144A	500,000	497,393
Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	450,257
CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	974,011
FedEx Corp. 10/17/2048 4.950%^	1,000,000	872,727
(US Treasury Yield Curve Rate Constant Maturity 1 Year +2.000%)
Flowserve Corp. 01/15/2032 2.800%	1,000,000	850,330
Fortune Brands Innovation 03/25/2032 4.000%	500,000	461,345
Fortune Brands Innovation 03/25/2052 4.500%^	500,000	393,822
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.949%)
Hubbell, Inc. 08/15/2027 3.150%^	600,000	574,399
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.854%)
Masco Corp. 08/15/2032 6.500%	1,000,000	1,053,541
Oshkosh Corp. 03/01/2030 3.100%^	1,000,000	914,660
(ICE LIBOR USD 3 Month +4.155%)
Owens Corning 06/01/2030 3.875%	1,000,000	942,009
Timken Co. 12/15/2028 4.500%	500,000	490,389
Timken Co. 05/08/2028 6.875%	320,000	332,275
Westrock MWV LLC 02/15/2031 7.950%	750,000	844,703
		10,631,604
0.26% Information Technology
CA, Inc. 03/15/2027 4.700%	600,000	588,170
MSCI, Inc. 09/01/2030 3.625% 144A	100,000	91,033
		679,203

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
0.41%	Materials
	Albemarle Corp. 06/01/2032 5.050%	500,000	$475,874
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	91,863
	(ICE LIBOR USD 1 Month + 2.277%)
	Steel Dynamics, Inc. 12/15/2026 5.000%^	500,000	499,554
	(ICE LIBOR USD 3 Month +3.972%)
			1,067,291
1.68%	Utilities
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	1,000,000	888,798
	Eversource Energy 03/01/2032 3.375%	1,000,000	875,260
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,126,060
	Sempra Perpetual 4.875%	500,000	493,493
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	977,344
			4,360,955

22.24%	TOTAL CORPORATE BONDS		57,588,587
44.13%	TREASURIES

	Federal Home Loan Mortgage Corp. 08/31/2026 3.750%^	5,047,500	5,007,549
	((CME Term SOFR 3 Month + 0.262%) + 1.000%)
	US Treasury 01/31/2029 4.000%	4,750,000	4,684,934
	US Treasury 11/15/2027 4.125%	2,700,400	2,688,483
	US Treasury 11/15/2031 1.375%	3,720,000	3,039,843
	US Treasury 11/15/2032 4.125%	4,000,000	3,901,276
	US Treasury 11/15/2033 4.500%	2,000,000	1,990,946
	US Treasury 11/15/2053 4.750%	4,000,000	3,957,176
	US Treasury 11/30/2026 4.250%	536,100	535,993
	US Treasury 12/15/2027 4.000%	1,655,600	1,642,867
	US Treasury 02/15/2032 1.875%	4,500,000	3,784,909
	US Treasury 02/15/2034 4.000%	14,230,000	13,623,219
	US Treasury 02/15/2042 2.375%	15,000,000	10,677,885
	US Treasury 02/15/2043 3.875%	5,000,000	4,411,640
	US Treasury 02/15/2044 4.500%	3,800,000	3,626,982
	US Treasury 02/15/2053 3.625%	5,000,000	4,062,455
	US Treasury 05/15/2033 3.375%	3,000,000	2,756,931

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2024 (unaudited)

	TREASURIES Continued	Shares	Value
	US Treasury 05/15/2042 3.250%	4,000,000	$3,253,560
	US Treasury 05/15/2043 3.875%	5,000,000	4,400,520
	US Treasury 05/15/2053 3.625%	2,500,000	2,032,255
	US Treasury 05/15/2054 4.625%	2,750,000	2,671,894
	US Treasury 08/15/2033 3.875%^	3,000,000	2,855,157
	(SOFR Index+1.250%)
	US Treasury 08/15/2034 3.875%	14,600,000	13,804,855
	US Treasury 08/15/2044 4.125%	745,000	674,203
	US Treasury 08/15/2053 4.125%	5,000,000	4,453,220
	US Treasury 08/31/2029 3.625%	3,550,000	3,437,288
	US Treasury 09/30/2026 3.500%	260,000	256,725
	US Treasury 09/30/2030 4.625%	6,000,000	6,055,758

44.13%	TOTAL TREASURIES		114,288,523
96.62%	TOTAL DEBT SECURITIES		250,199,590
2.27%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.330%(B)	5,872,290	5,872,290
98.89%	TOTAL INVESTMENTS		256,071,907
1.11%	Other assets, net of liabilities		2,886,962
100.00%	NET ASSETS		$258,958,869

^Rate is determined periodically. Rate shown is the rate as of December 31, 2024

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2024

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $74,267,579 and is 28.68% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND	$27			$27
DEBT SECURITIES	$250,199,590			$250,199,590
MONEY MARKET FUND	$5,872,290			$5,872,290
TOTAL INVESTMENTS	$256,071,907			$256,071,907

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $269,407,310, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,417,107
Gross unrealized depreciation	(14,752,510)
Net unrealized appreciation	$(13,335,403)